Offsets	Sep. 04, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Jingrui Wang Pu Holdings Group Ltd.
Form or Filing Type	F-1
File Number	333-285871
Initial Filing Date	Mar. 18, 2025
Fee Offset Claimed	$ 2,468.74
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares, par value $0.0005 per share
Unsold Securities Associated with Fee Offset Claimed | shares	2,687,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 16,125,000.00
Termination / Withdrawal Statement	The Registrant has terminated the offering under its prior Registration Statement on Form F-1 (File No. 333-285871), initially filed on March 18, 2025 (the "Prior F-1"). The Prior F-1 was never declared effective, no securities were sold thereunder, and the Securities and Exchange Commission declared the Prior F-1 abandoned on July 10, 2026. Accordingly, all securities registered under the Prior F-1 remained unsold.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Jingrui Wang Pu Holdings Group Ltd.
Form or Filing Type	F-1
File Number	333-285871
Filing Date	Mar. 18, 2025
Fee Paid with Fee Offset Source	$ 2,468.74
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting $2,468.74 of the registration fee otherwise due with this Registration Statement by the filing fee previously paid in connection with the Prior F-1. The Prior F-1 registered 2,687,500 Class A ordinary shares having an aggregate offering amount of $16,125,000, all of which remained unsold. The subsequent Registration Statement is being filed within five years of the initial filing date of the Prior F-1.